Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

UBS AG 1285 Avenue of the Americas New York, New York 10019

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by UBS AG (the “Company”) and UBS Securities LLC, Ladder Capital Finance LLC, Cantor Commercial Real Estate Lending, L.P., Cantor Fitzgerald & Co., Société Générale, SG Americas Securities, LLC, CIBC Inc., CIBC World Markets Corp., KeyBank National Association, KeyBanc Capital Markets Inc., Drexel Hamilton, LLC and Academy Securities, Inc. (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of UBS Commercial Mortgage Trust 2018-C10, Commercial Mortgage Pass-Through Certificates, Series 2018-C10.

The information provided to us, including the information set forth in the Data File, is the responsibility of the Company. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On May 14, 2018, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing (i) 12 mortgage loans contributed by Ladder Capital Finance LLC (“LCF”) that are secured by 12 mortgaged properties (the “LCF Assets”), (ii) 5 mortgage loans contributed by Société Générale (“SG”) that are secured by 6 mortgaged properties (the “SG Assets”), (iii) 5 mortgage loans contributed by Cantor Commercial Real Estate Lending, L.P. (“CCRE”) that are secured by 5 mortgaged properties (the “CCRE Assets”), (iv) 14 mortgage loans contributed by UBS AG (“UBS”) that are secured by 24 mortgaged properties (the “UBS Assets”), (v) 9 mortgage loans contributed by CIBC Inc. (“CIBC”) that are secured by 9 mortgaged properties (the “CIBC Assets”) and (vi) 12 mortgage loans contributed by KeyBank National Association (“KeyBank”) that are secured by 31 mortgaged properties (the “KeyBank Assets”). Together, LCF, SG, CCRE, UBS, CIBC and KeyBank are collectively referred to herein as the “Mortgage Loan Sellers” and the LCF Assets, SG Assets, CCRE Assets, UBS Assets, CIBC Assets and KeyBank Assets are collectively referred to herein as the “Mortgage Assets.”

Member of
Deloitte Touche Tohmatsu

2

From March 19, 2018 through May 14, 2018, representatives of each of the Mortgage Loan Sellers provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Assets.

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “None - Mortgage Loan Seller Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. Further, we did not perform any procedures with respect to the Characteristic unable to be verified for the Mortgage Asset for which we were not provided with the related Source Document, as indicated on the attached Appendix B.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) the existence or ownership of the Mortgage Assets or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

3

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

May 14, 2018

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by each of the respective Mortgage Loan Sellers, with respect to each of the Mortgage Assets (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, promissory note splitters, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

Subordinate loan agreement, subordinate promissory note, promissory note splitter or b-note (collectively, the “Subordinate Loan Document”);

Subordinate unsecured loan agreement or subordinate unsecured promissory note (collectively, the “Subordinate Unsecured Loan Document”);

Mezzanine loan agreement, mezzanine promissory note or mezzanine note splitter (collectively, the “Mezzanine Loan Document”);

The guaranty agreements or environmental indemnity agreement (the “Guaranty”);

Cash management agreement, lockbox agreements, deposit account control agreement and/or the restricted account agreement (collectively, the “Cash Management Agreement”);

The closing statements or servicing system screen prints (collectively, the “Closing Statement”);

Non-consolidation opinion letters (the “Non-Consolidation Opinion”);

Ground leases and ground lease estoppels (collectively, the “Ground Lease”);

The real estate property appraisal reports (the “Appraisal Report”);

United States Postal Service website – www.usps.com (“USPS”);

Property condition reports (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (the “Phase I Report”);

The phase II environmental reports (the “Phase II Report”);

The seismic reports (the “Seismic Report”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”);

Asset summary reports (“ASR”);

Property Hazard and Liability Insurance Certificates (the “Insurance Certificate”);

Servicer reports and records and provided electronic files (the “Servicer Records”); and

EDGAR ABS XML technical specification (Version 1.5) document dated December 2016 (the “EDGAR ABS XML Technical Specification Document”).

*****

	Characteristic	Source Document
1	Number	Not applicable
2	Securitization	Not applicable
3	Property Name	Not applicable
4	Mortgage Loan Originator	Loan Agreement
5	Mortgage Loan Seller	None - Mortgage Loan Seller Provided
6	Property Flag	None - Mortgage Loan Seller Provided
7	Number of Properties	Appraisal Report
8	Status	None - Mortgage Loan Seller Provided
9	Address	Appraisal Report
10	City	Appraisal Report
11	County	Appraisal Report
12	State	Appraisal Report
13	Zip Code	Appraisal Report/USPS
14	Property Type	Appraisal Report
15	Property Sub-Type	Appraisal Report
16	Year Built	Appraisal Report/Engineering Report
17	Year Renovated	Appraisal Report/Engineering Report
18	Units/Rentable Square Ft	Rent Roll
19	Primary Unit of Measure	Rent Roll
20	Cut-off Balance per Unit	Refer to calculation procedures
21	Cut-off Date	None - Mortgage Loan Seller Provided
22	Loan Purpose	Closing Statement/ASR
23	Original Balance	Loan Agreement[1]
24	Cut-Off Balance	Refer to calculation procedures
25	% of Total Cut-off Date Balance	Refer to calculation procedures
26	Maturity Balance	Refer to calculation procedures[2]
27	Interest Rate	Loan Agreement
28	Interest Calculation (30/360 / Act/360)	Loan Agreement
29	Monthly Debt Service Payment	Refer to calculation procedures
30	Note Date	Loan Agreement
31	First Payment Date	Loan Agreement[2]
32	Payment Day	Loan Agreement
33	Final Maturity Date	Loan Agreement
34	ARD (Y/N)	Loan Agreement
35	Maturity/ARD Date	Loan Agreement
36	ARD Rate	Loan Agreement
37	Grace Period (Default)	Loan Agreement
38	Grace Period at Maturity (Default)	Loan Agreement

	Characteristic	Source Document
39	Grace Period (Late Fee)	Loan Agreement
40	Amortization Type	Loan Agreement[2]
41	Original IO Period (Months)	Loan Agreement[2]
42	Original Amort. Term (Months)	Refer to calculation procedures
43	Original Balloon Term (Months)	Refer to calculation procedures
44	Seasoning as of Cut-off Date (Months)	Refer to calculation procedures
45	Remaining IO Period (Months)	Refer to calculation procedures
46	Remaining Term to Amortization (Months)	Refer to calculation procedures
47	Remaining Term to Maturity (Months)	Refer to calculation procedures
48	Prepayment Provision	Loan Agreement[1]
49	Open Payments	Loan Agreement
50	Open Period Begin Date	Loan Agreement
51	Remaining Yield Maintenance Payments	Loan Agreement
52	Yield Maintenance Calculation	Loan Agreement
53	Original Lockout	Loan Agreement[2]
54	Remaining Lockout	Loan Agreement[2]
55	Remaining Defeasance Payments	Loan Agreement
56	Defeasance Option Start Date	Loan Agreement
57	Defeased Status Code	None - Mortgage Loan Seller Provided
58	Borrower	Loan Agreement
59	Sponsor	Loan Agreement/ASR
60	Related Principal	Loan Agreement
61	Guarantor	Guaranty/Loan Agreement
62	TIC/DST	Loan Agreement
63	Independent Director (Y/N) / # Independent Directors	Loan Agreement
64	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
65	SPE (Y/N)	Loan Agreement
66	Assumption Fee	Loan Agreement
67	Cross-Collateralized	Loan Agreement
68	Cross-Collateralized Description	Loan Agreement
69	Previous Securitization (if Applicable)	None - Mortgage Loan Seller Provided
70	Pari-Passu (Y/N)	Loan Agreement
71	Note Control (Y/N)	None – Mortgage Loan Seller Provided
72	Pari-Passu Out of Trust Original Balance	Loan Agreement
73	Pari-Passu Out of Trust Cut-Off Balance	Refer to calculation procedures
74	Pari-Passu Total Original Balance	Loan Agreement
75	Pari-Passu Total Cut-Off Balance	Refer to calculation procedures
76	Pari-Passu Total Maturity Balance	Refer to calculation procedures
77	Pari-Passu Total Annual Debt Service	Refer to calculation procedures
78	Subordinate Mortgage Debt (Y/N)	Loan Agreement/Subordinate Loan Document
79	Subordinate Mortgage Debt Original Balance	Loan Agreement/Subordinate Loan Document

	Characteristic	Source Document
80	Subordinate Mortgage Debt Cut-Off Balance	Refer to calculation procedures
81	Subordinate Mortgage Debt Description	Loan Agreement/Subordinate Loan Document
82	Subordinate Mortgage Debt Monthly Payment Amount (Current)	Refer to calculation procedures
83	Subordinate Mortgage Debt Monthly Payment Amount	Refer to calculation procedures
84	Subordinate Mortgage Debt Maturity Date	Loan Agreement/Subordinate Loan Document
85	Subordinate Mortgage Debt First Payment Date	Loan Agreement/Subordinate Loan Document
86	Subordinate Mortgage Debt Interest Rate	Loan Agreement/Subordinate Loan Document
87	Total Mortgage Debt Cut-off Date Balance	Refer to calculation procedures
88	Total Mortgage Debt Maturity Balance	Refer to calculation procedures
89	Existing Additional Debt First Payment Date	Subordinate Unsecured Loan Document/Mezzanine Loan Document
90	Existing Additional Debt Interest Rate	Subordinate Unsecured Loan Document/Mezzanine Loan Document
91	Existing Additional Debt (Y/N)	Subordinate Unsecured Loan Document/Mezzanine Loan Document
92	Existing Additional Debt Original Balance	Subordinate Unsecured Loan Document/Mezzanine Loan Document
93	Existing Additional Debt Cut-Off Balance	Refer to calculation procedures
94	Existing Additional Debt Maturity Balance	Refer to calculation procedures
95	Existing Additional Debt Description (Only include sub & mezz debt)	Subordinate Unsecured Loan Document/Mezzanine Loan Document
96	Existing Additional Debt Monthly Payment Amount (Current)	Refer to calculation procedures
97	Existing Additional Debt Monthly Payment Amount	Refer to calculation procedures
98	Existing Additional Debt Maturity Date	Subordinate Unsecured Loan Document/Mezzanine Loan Document
99	Total Debt Cut-off Date Balance	Refer to calculation procedures
100	Total Debt Maturity Balance	Refer to calculation procedures
101	Future Secured Subordinate Debt (Y/N)	Loan Agreement
102	Conditions for Future Secured Subordinate Debt	Loan Agreement
103	Lender Consent Required for Future Secured Subordinate Debt (Y/N)	Loan Agreement
104	Future Mezzanine Debt Permitted (Y/N)	Loan Agreement
105	Conditions for Future Mezzanine Debt	Loan Agreement
106	Lender Consent Required for Future Mezzanine Debt (Y/N)	Loan Agreement
107	Future Unsecured Debt Permitted (Y/N)	Loan Agreement
108	Conditions for Future Unsecured Debt	Loan Agreement
109	Lender Consent Required for Future Unsecured Debt (Y/N)	Loan Agreement
110	Partial Prepay Allowed (Y/N)	Loan Agreement

	Characteristic	Source Document
111	Partial Prepayment Description	Loan Agreement
112	Partial Release Allowed (Y/N)	Loan Agreement
113	Partial Release Description	Loan Agreement
114	Substitution (Y/N)	Loan Agreement
115	Substitution Description	Loan Agreement
116	Free Release (Y/N)	Loan Agreement
117	Free Release Description	Loan Agreement
118	Ownership Interest	Title Policy
119	Ground Lease Expiration Date	Ground Lease
120	Ground Lease Extension Options	Ground Lease
121	Lockbox Type	Cash Management Agreement/Loan Agreement
122	Cash Management	Cash Management Agreement/Loan Agreement
123	Excess / Cash Trap Trigger	Cash Management Agreement/Loan Agreement
124	Tax Escrow Required (Y/N/Springing)	Loan Agreement
125	Tax Escrow Current Balance	Servicer Records
126	Tax Escrow at Closing	Closing Statement/Loan Agreement
127	Tax Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
128	Tax Escrow Springing Condition	Loan Agreement
129	Tax Escrow Int to Lender / Borrower	Loan Agreement
130	Insurance Escrow Required (Y/N/Springing)	Loan Agreement
131	Insurance Escrow Current Balance	Servicer Records
132	Insurance Escrow at Closing	Closing Statement/Loan Agreement
133	Insurance Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
134	Insurance Escrow Springing Condition	Loan Agreement
135	Insurance Escrow Int to Lender / Borrower	Loan Agreement
136	CapEx Escrow Required (Y/N/Springing)	Loan Agreement
137	CapEx Escrow Current Balance	Servicer Records
138	CapEx Escrow at Closing	Closing Statement/Loan Agreement
139	CapEx Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
140	CapEx Escrow Cap	Loan Agreement
141	CapEx Escrow Springing Condition	Loan Agreement
142	CapEx Escrow Int to Lender / Borrower	Loan Agreement
143	TI/LC Escrow Required (Y/N/Springing)	Loan Agreement
144	TI/LC Escrow Current Balance	Servicer Records
145	TI/LC Escrow at Closing	Closing Statement/Loan Agreement
146	TI/LC Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
147	TI/LC Escrow Cap	Loan Agreement

	Characteristic	Source Document
148	TI/LC Escrow Springing Condition	Loan Agreement
149	TI/LC Escrow Int to Lender / Borrower	Loan Agreement
150	Deferred Maintenance Escrow Required (Y/N)	Loan Agreement
151	Deferred Maintenance Escrow Current Balance	Servicer Records
152	Deferred Maintenance Escrow at Closing	Closing Statement/Loan Agreement
153	Deferred Maintenance Escrow Int to Lender / Borrower	Loan Agreement
154	Environmental Escrow Required (Y/N)	Loan Agreement
155	Environmental Escrow Current Balance	Servicer Records
156	Environmental Escrow at Closing	Closing Statement/Loan Agreement
157	Environmental Escrow Int to Lender / Borrower	Loan Agreement
158	Debt Service Escrow Required (Y/N)	Loan Agreement
159	Debt Service Escrow Current Balance	Servicer Records
160	Debt Service Escrow at Closing	Closing Statement/Loan Agreement
161	Debt Service Escrow Int to Lender / Borrower	Loan Agreement
162	Other Escrow Required (Y/N/Springing)	Loan Agreement
163	Other Escrow Current Balance	Servicer Records
164	Other Escrow at Closing	Closing Statement/Loan Agreement
165	Other Escrow Description (Upfront)	Loan Agreement
166	Other Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
167	Other Escrow Description (Monthly)	Loan Agreement
168	Other Escrow Int to Lender / Borrower	Loan Agreement
169	Other Escrow Cap	Loan Agreement
170	Other Escrow Springing Description	Loan Agreement
171	Letter of Credit	Loan Agreement
172	Earnout/Holdback	Loan Agreement
173	Earnout/Holdback Description	Loan Agreement
174	Interest on Holdback?	Loan Agreement
175	Blanket Insurance Policy (Y/N)	Insurance Certificate
176	Windstorm Insurance (Y/N)	Insurance Certificate
177	Earthquake Insurance (Y/N)	Insurance Certificate
178	Terrorism Insurance (Y/N)	Insurance Certificate
179	Environmental Insurance (Y/N)	Insurance Certificate
180	Physical Occupancy	Rent Roll
181	Rent Roll/Census Date	Rent Roll
182	Most Recent Occupancy	Rent Roll
183	Most Recent Occupancy Date	Rent Roll
184	2nd Most Recent Occupancy	Rent Roll
185	2nd Most Recent Occupancy Date	Rent Roll
186	3rd Most Recent Occupancy	Rent Roll
187	3rd Most Recent Occupancy Date	Rent Roll
188	Subsidized Housing (Y/N)	Rent Roll

	Characteristic	Source Document
189	Subsidized Housing Program Name	Rent Roll
190	Subsidized Housing Number of Units	Rent Roll
191	Franchise Agreement Expiring during Loan Term (Y/N)	Rent Roll
192	Student (Y/N)	Rent Roll
193	Military (Y/N)	Rent Roll
194	Franchise Renewal Option (Yes/No)	Rent Roll
195	Single Tenant (Y/N)	Rent Roll
196	Anchor Tenant (Y/N)	Rent Roll
197	Major Restaurant Tenants (Y/N)	Rent Roll
198	Health Club / Exercise Studio Space (Y/N)	Rent Roll
199	Movie Theater Tenants (Y/N)	Rent Roll
200	Government / Government Agency Tenant (Y/N)	Rent Roll
201	Major Tenants Lease Termination Option (Tenant Name)	Rent Roll
202	Significant Tenant (Occupying > 50% of NRA)	Rent Roll
203	% of Significant Tenant Rollover During Loan Term (50% of more)	Rent Roll
204	Prior Bankruptcies, Defaults or Other Proceedings Description	None - Mortgage Loan Seller Provided
205	DPO	None - Mortgage Loan Seller Provided
206	Master Lease (Y/N)	Rent Roll
207	Major Tenant Name # 1	Rent Roll
208	Major Tenant Sq. Ft. # 1	Rent Roll
209	Major Tenant Lease Expiration Date # 1	Rent Roll
210	Major % of Sq. Ft. # 1	Refer to calculation procedures
211	Major Tenant Name # 2	Rent Roll
212	Major Tenant Sq. Ft. # 2	Rent Roll
213	Major Tenant Lease Expiration Date # 2	Rent Roll
214	Major % of Sq. Ft. # 2	Refer to calculation procedures
215	Major Tenant Name # 3	Rent Roll
216	Major Tenant Sq. Ft. # 3	Rent Roll
217	Major Tenant Lease Expiration Date # 3	Rent Roll
218	Major % of Sq. Ft. # 3	Refer to calculation procedures
219	Major Tenant Name # 4	Rent Roll
220	Major Tenant Sq. Ft. # 4	Rent Roll
221	Major Tenant Lease Expiration Date # 4	Rent Roll
222	Major % of Sq. Ft. # 4	Refer to calculation procedures
223	Major Tenant Name # 5	Rent Roll
224	Major Tenant Sq. Ft. # 5	Rent Roll
225	Major Tenant Lease Expiration Date # 5	Rent Roll
226	Major % of Sq. Ft. # 5	Refer to calculation procedures
227	Most Recent Operating Stmt Date	Underwritten Financial Summary Report
228	Most Recent EGI	Underwritten Financial Summary Report

	Characteristic	Source Document
229	Most Recent Expenses	Underwritten Financial Summary Report
230	Most Recent Rolling 12 NOI	Underwritten Financial Summary Report
231	Most Recent Total Capital Items	Underwritten Financial Summary Report
232	Most Recent Rolling 12 NCF	Underwritten Financial Summary Report
233	2nd Most Recent Operating Stmt Date	Underwritten Financial Summary Report
234	2nd Most Recent EGI	Underwritten Financial Summary Report
235	2nd Most Recent Expenses	Underwritten Financial Summary Report
236	2nd Most Recent NOI	Underwritten Financial Summary Report
237	2nd Most Recent Total Capital Items	Underwritten Financial Summary Report
238	2nd Most Recent Rolling 12 NCF	Underwritten Financial Summary Report
239	3rd Most Recent Operating Stmt Date	Underwritten Financial Summary Report
240	3rd Most Recent EGI	Underwritten Financial Summary Report
241	3rd Most Recent Expenses	Underwritten Financial Summary Report
242	3rd Most Recent NOI	Underwritten Financial Summary Report
243	3rd Most Recent Total Capital Items	Underwritten Financial Summary Report
244	3rd Most Recent Rolling 12 NCF	Underwritten Financial Summary Report
245	UW Revenue	None - Mortgage Loan Seller Provided
246	UW Vacancy	Underwritten Financial Summary Report
247	UW EGI	Underwritten Financial Summary Report
248	UW Expenses	Underwritten Financial Summary Report
249	UW NOI	Underwritten Financial Summary Report
250	UW Replacement Reserves	Underwritten Financial Summary Report
251	UW TI/LC Reserve	Underwritten Financial Summary Report
252	UW NCF	Underwritten Financial Summary Report
253	Appraisal Value	Appraisal Report
254	Date of Valuation	Appraisal Report
255	Appraisal Value (As Stabilized)	Appraisal Report
256	Appraisal Date (As Stabilized)	Appraisal Report
257	Date of Engineering Report	Engineering Report
258	Material Recognized Environmental Concern (Y/N)	Phase I Report
259	Material Recognized Environmental Concern (Description)	Phase I Report
260	Date of Phase I Report	Phase I Report
261	Date of Phase II Report (if applicable)	Phase II Report
262	Located in Seismic Zone (Y/N)	Seismic Report
263	Date of Seismic Report	Seismic Report
264	PML (%)	Seismic Report
265	LTV at Origination	Refer to calculation procedures
266	LTV at Cut-off	Refer to calculation procedures
267	LTV at Maturity Date	Refer to calculation procedures
268	UW NCF DSCR (Current)	Refer to calculation procedures
269	UW NCF DSCR (After IO Period)	Refer to calculation procedures
270	UW NOI DSCR (Current)	Refer to calculation procedures

	Characteristic	Source Document
271	UW NOI DSCR (After IO Period)	Refer to calculation procedures
272	UW NOI Debt Yield	Refer to calculation procedures
273	UW NCF Debt Yield	Refer to calculation procedures
274	Total Mortgage Loan LTV at Cut-off	Refer to calculation procedures
275	Total Mortgage Loan LTV at Maturity	Refer to calculation procedures
276	Total Mortgage Loan UW NCF DSCR (Current)	Refer to calculation procedures
277	Total Mortgage Loan UW NCF DSCR (After IO Period)	Refer to calculation procedures
278	Total Mortgage Loan UW NOI DSCR (Current)	Refer to calculation procedures
279	Total Mortgage Loan UW NOI DSCR (After IO Period)	Refer to calculation procedures
280	Total Mortgage Loan UW NOI Debt Yield	Refer to calculation procedures
281	Total Mortgage Loan UW NCF Debt Yield	Refer to calculation procedures
282	Total Debt LTV at Cut-off	Refer to calculation procedures
283	Total Debt LTV at Maturity	Refer to calculation procedures
284	Total Debt UW NCF DSCR (Current)	Refer to calculation procedures
285	Total Debt UW NCF DSCR (After IO Period)	Refer to calculation procedures
286	Total Debt UW NOI DSCR (Current)	Refer to calculation procedures
287	Total Debt UW NOI DSCR (After IO Period)	Refer to calculation procedures
288	Total Debt UW NOI Debt Yield	Refer to calculation procedures
289	Total Debt UW NCF Debt Yield	Refer to calculation procedures
290	Warm Body Guarantor (Y/N)	Loan Agreement
291	Recycled SPE (Y/N)	None - Mortgage Loan Seller Provided
292	Delaware SPE (Y/N)	Loan Agreement
293	Total Administrative Fee	None - Mortgage Loan Seller Provided
294	Sub Serviced (Y/N)	None - Mortgage Loan Seller Provided
295	Sub Servicer Name	None - Mortgage Loan Seller Provided
296	Sub Servicer Fee Rate	None - Mortgage Loan Seller Provided
297	Sub-Servicer Cashiering	None - Mortgage Loan Seller Provided
298	Master Servicer Fee Rate	None - Mortgage Loan Seller Provided
299	Primary Servicer Fee Rate	None - Mortgage Loan Seller Provided
300	Trustee Fee Rate	None - Mortgage Loan Seller Provided
301	Operating Advisor Fee Rate	None - Mortgage Loan Seller Provided
302	Asset Type Number	None - Mortgage Loan Seller Provided
303	Group ID	None - Mortgage Loan Seller Provided
304	Reporting Period Beginning Date	None - Mortgage Loan Seller Provided
305	Reporting Period End Date	None - Mortgage Loan Seller Provided
306	Interest Accrual Method Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
307	Original Interest Rate Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
308	Underwriting Indicator	None - Mortgage Loan Seller Provided
309	Lien Position Securitization Code	Title Policy/EDGAR ABS XML Technical Specification Document

	Characteristic	Source Document
310	Loan Structure Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
311	Payment Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
312	Periodic Principal and Interest Payment Securitization Amount	Refer to calculation procedures
313	Payment Frequency Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
314	Interest Only Indicator	Loan Agreement
315	Balloon Indicator	Loan Agreement
316	Prepayment Premium Indicator	Loan Agreement
317	Negative Amortization Indicator	None - Mortgage Loan Seller Provided
318	Modified Indicator	None - Mortgage Loan Seller Provided
319	Arm Index Code	Not applicable
320	First Rate Adjustment Date	Not applicable
321	First Payment Adjustment Date	Not applicable
322	ARM Margin Number	Not applicable
323	Lifetime Rate Cap Percentage	Not applicable
324	Lifetime Rate Floor Percentage	Not applicable
325	Periodic Rate Increase Limit Percentage	Not applicable
326	Periodic Rate Decrease Limit Percentage	Not applicable
327	Periodic Payment Adjustment Maximum Amount	Not applicable
328	Periodic Payment Adjustment Maximum Percent	Not applicable
329	Rate Reset Frequency Code	Not applicable
330	Payment Reset Frequency Code	Not applicable
331	Index Lookback Days Number	Not applicable
332	Prepayment Lock Out End Date	Loan Agreement
333	Yield Maintenance End Date	Loan Agreement
334	Prepayment Premiums End Date	Loan Agreement
335	Maximum Negative Amortization Allowed Percentage	None - Mortgage Loan Seller Provided
336	Maximum Negative Amortization Allowed Amount	None - Mortgage Loan Seller Provided
337	Negative Amortization Deferred Interest Cap Amount	None - Mortgage Loan Seller Provided
338	Deferred Interest Cumulative Amount	None - Mortgage Loan Seller Provided
339	Deferred Interest Collected Amount	None - Mortgage Loan Seller Provided
340	Valuation Source Securitization Code	Appraisal/EDGAR ABS XML Technical Specification Document
341	Most Recent Valuation Amount	None - Mortgage Loan Seller Provided
342	Most Recent Valuation Date	None - Mortgage Loan Seller Provided
343	Most Recent Valuation Source Code	None - Mortgage Loan Seller Provided
344	Property Status Code	None - Mortgage Loan Seller Provided
345	Property Type Code	Appraisal/EDGAR ABS XML Technical Specification Document
346	AL_Largest Tenant	Rent Roll
347	AL_Second Largest Tenant	Rent Roll

	Characteristic	Source Document
348	AL_Third Largest Tenant	Rent Roll
349	AL_Lease Expiration Largest Tenant Date	Rent Roll
350	AL_Lease Expiration Second Largest Tenant Date	Rent Roll
351	AL_Lease Expiration Third Largest Tenant Date	Rent Roll
352	Most Recent Financials Start Date	Underwritten Financial Summary Report
353	Net Operating Income Net Cash Flow Securitization Code	None - Mortgage Loan Seller Provided
354	Net Operating Income Net Cash Flow Code	None - Mortgage Loan Seller Provided
355	Most Recent Debt Service Amount	Refer to calculation procedures
356	Most Recent Debt Service Coverage Net Operating Income Percentage	Refer to calculation procedures
357	Most Recent Debt Service Coverage Net Cash Flow Percentage	Refer to calculation procedures
358	Debt Service Coverage Securitization Code	None - Mortgage Loan Seller Provided
359	Most Recent Debt Service Coverage Code	None - Mortgage Loan Seller Provided
360	Asset Added Indicator	None - Mortgage Loan Seller Provided
361	Report Period Modification Indicator	None - Mortgage Loan Seller Provided
362	Report Period Beginning Schedule Loan Balance Amount	Refer to calculation procedures
363	Total Scheduled Principal Interest Due Amount	Refer to calculation procedures
364	Report Period Interest Rate Percentage	Loan Agreement
365	Scheduled Interest Amount	Refer to calculation procedures
366	Other Interest Adjustment Amount	None - Mortgage Loan Seller Provided
367	Scheduled Principal Amount	Refer to calculation procedures
368	Unscheduled Principal Collected Amount	None - Mortgage Loan Seller Provided
369	Other Principal Adjustment Amount	None - Mortgage Loan Seller Provided
370	Report Period End Actual Balance Amount	Refer to calculation procedures
371	Report Period End Scheduled Loan Balance Amount	Refer to calculation procedures
372	Hyper Amortizing Date	Loan Agreement
373	Servicing Advance Method Code	None - Mortgage Loan Seller Provided
374	Non Recoverability Indicator	None - Mortgage Loan Seller Provided
375	Total Principal Interest Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
376	Total Taxes Insurance Advances Outstanding Amount	None - Mortgage Loan Seller Provided
377	Other Expenses Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
378	Payment Status Loan Code	None - Mortgage Loan Seller Provided
379	Arm Index Rate Percentage	Not applicable
380	Next Interest Rate Percentage	Not applicable
381	Next Interest Rate Change Adjustment Date	Not applicable
382	Next Payment Adjustment Date	Not applicable
383	Primary Servicer Name	None - Mortgage Loan Seller Provided
384	Most Recent Special Servicer Transfer Date	None - Mortgage Loan Seller Provided
385	Most Recent Master Servicer Return Date	None - Mortgage Loan Seller Provided
386	Asset Subject Demand Indicator	None - Mortgage Loan Seller Provided
387	Asset Subject Demand Status Code	None - Mortgage Loan Seller Provided

	Characteristic	Source Document
388	Repurchase Amount	None - Mortgage Loan Seller Provided
389	Demand Resolution Date	None - Mortgage Loan Seller Provided
390	Repurchaser Name	None - Mortgage Loan Seller Provided
391	Repurchase Replacement Reason Code	None - Mortgage Loan Seller Provided
392	Realized Loss To Trust Amount	None - Mortgage Loan Seller Provided
393	Liquidation Prepayment Code	None - Mortgage Loan Seller Provided
394	Liquidation Prepayment Date	None - Mortgage Loan Seller Provided
395	Prepayment Premium Yield Maintenance Received Amount	None - Mortgage Loan Seller Provided
396	Workout Strategy Code	None - Mortgage Loan Seller Provided
397	Last Modification Date	None - Mortgage Loan Seller Provided
398	Modification Code	None - Mortgage Loan Seller Provided
399	Post Modification Interest Percentage	None - Mortgage Loan Seller Provided
400	Post Modification Payment Amount	None - Mortgage Loan Seller Provided
401	Post Modification Maturity Date	None - Mortgage Loan Seller Provided
402	Post Modification Amortization Period Amount	None - Mortgage Loan Seller Provided
403	Net Rentable Square Feet Number	Rent Roll
404	Net Rentable Square Feet Securitization Number	Rent Roll
405	Units Beds Rooms Number	Rent Roll
406	Units Beds Rooms Securitization Number	Rent Roll

[1]	For any Mortgage Asset identified on the Data File as a Pari-Passu Mortgage Asset and secured by more than one mortgaged property, the Original Balance for each related mortgaged property is equal to the product of the (a) allocated loan amount for such mortgaged property (as set forth on the Loan Agreement) and (b) the Pari-Passu Percentage. The “Pari-Passu Percentage” for any Pari-Passu Mortgage Asset is equal to the Original Balance of such Mortgage Asset divided by the related Pari-Passu Total Original Balance.
[2]	With respect to the Mortgage Asset identified on the Data File as “Village of Mission Hills Phase II,” indicated on the Loan Agreement as having a first payment date of July 2018, we were instructed by representatives of the Company to (i) assume a First Payment Date in June 2018, (ii) assume an Amortization Type of “Partial IO” and (iii) add 1 period to the Original IO Period (Months), Original Lockout, Remaining Lockout and “LO(#)” component of the Prepayment Provision (each as set forth on or derived from the respective Loan Agreement).

Calculation Procedures

With respect to Characteristic 20, we recomputed the Cut-off Balance per Unit as the quotient of the (i) Cut-off Balance and (ii) Units/Rentable Square Ft. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property (except for the Mortgage Asset identified on the Data File as “NYC REIT Mixed-Use Portfolio”) the (a) amount in clause (i) refers to the aggregate Cut-off Date Balance of such Mortgage Asset and the amount in clause (2) is the aggregate Units/Rentable Square Ft. of the related mortgaged properties and (b) Cut-off Date Balance per Unit for related mortgaged properties is set equal to the Cut-off Balance per Unit of such Mortgage Asset. With respect to any Mortgage Asset where the “Pari-Passu (Y/N)” field is populated with “Yes” (each, a “Pari-Passu Mortgage Asset”), the amount in clause (i) is replaced with the Pari-Passu Total Cut-off Balance. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable). With respect to the Mortgage Asset identified on the Data File as “NYC REIT Mixed-Use Portfolio,” we were instructed by representatives of the related Mortgage Loan Seller, to recompute the Cut-off Balance per Unit for each related mortgaged property using the Cut-off Balance and the Units/Rentable Square Ft for such mortgaged property and not recompute the Cut-off Balance per Unit at the mortgage loan level.

With respect to Characteristic 24, assuming, at your request, no prepayments of principal, we recomputed the Cut-Off Balance using the First Payment Date, Original IO Period (Months), Monthly Debt Service Payment, Original Balance, Interest Calculation (30/360 / Act/360), Interest Rate and the Cut-off Date. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date and full term interest-only Mortgage Assets (if any), the Cut-Off Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 25, we recomputed the % of Total Cut-off Date Balance as the quotient of the (i) Cut-off Balance and (ii) sum of each of the Mortgage Assets’ Cut-off Balance.

With respect to Characteristic 26, assuming, at your request, no prepayments of principal, we recomputed the Maturity Balance using the First Payment Date, Original IO Period (Months), Monthly Debt Service Payment, Original Balance, Interest Calculation (30/360 / Act/360), Interest Rate and the Maturity/ARD Date. With respect to full term interest-only Mortgage Assets (if any), the Maturity Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Maturity Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 29, (i) for full term interest-only Mortgage Assets we recomputed the Monthly Debt Service Payment as one twelfth of the product of the (a) Original Balance, (b) Interest Rate and (c) a fraction equal to 365/360 and (ii) for all other Mortgage Assets we compared the Monthly Debt Service Payment to the corresponding information set forth on the Loan Agreement. With respect to any mortgage loan secured by more than one mortgaged property, we recomputed the Monthly Debt Service Payment for each such mortgaged property as the product of (a) the Monthly Debt Service Payment (as determined above) for the related mortgage loan and (b) a fraction equal to the Original Balance of such mortgaged property divided by the Original Balance of the related mortgage loan.

With respect to Characteristic 42, we recomputed the Original Amort. Term (Months) using the Original Balance, Monthly Debt Service Payment, Interest Rate and a 30/360 Interest Accrual Method. This procedure was not performed for full term interest-only Mortgage Assets (if applicable).

With respect to Characteristic 43, we recomputed the Original Balloon Term (Months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity/ARD Date.

With respect to Characteristic 44, we recomputed the Seasoning as of Cut-off Date (Months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 45, we recomputed the Remaining IO Period (Months) by subtracting the (i) Seasoning as of Cut-off Date (Months) from (ii) Original IO Period (Months). This procedure was performed for partial and full term interest-only Mortgage Assets only.

With respect to Characteristic 46, we recomputed the Remaining Term to Amortization (Months) by subtracting the Seasoning as of Cut-off Date (Months) from the Original Amort. Term (Months). With respect to partial interest-only Mortgage Assets, the procedure indicated herein reduces the Seasoning as of Cut-off Date (Months) by the Original IO Period (Months) (but to not less than zero). This procedure was not performed for full term interest-only Mortgage Assets (if applicable).

With respect to Characteristic 47, we recomputed the Remaining Term to Maturity (Months) by subtracting the (i) Seasoning as of Cut-off Date (Months) from (ii) Original Balloon Term (Months).

With respect to Characteristic 73, we recomputed the Pari-Passu Out of Trust Cut-Off Balance by subtracting the (i) Cut-Off Balance from (ii) Pari-Passu Total Cut-Off Balance. This procedure was performed only for Pari-Passu Mortgage Assets. At the request of representatives of the respective Mortgage Loan Seller, Pari-Passu Out of Trust Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 75, we recomputed the Pari-Passu Total Cut-Off Balance as the product of the (i) Cut-Off Balance and (ii) the quotient of the (a) Pari-Passu Total Original Balance and (b) Original Balance. This procedure was performed only for Pari-Passu Mortgage Assets. At the request of representatives of the respective Mortgage Loan Seller, Pari-Passu Total Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 76, we recomputed the Pari-Passu Total Maturity Balance as the product of the (i) Maturity Balance and (ii) the quotient of the (a) Pari-Passu Total Original Balance and (b) Original Balance. This procedure was performed only for Pari-Passu Mortgage Assets. At the request of representatives of the respective Mortgage Loan Seller, Pari-Passu Total Maturity Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 77, we recomputed the Pari-Passu Total Annual Debt Service as the product of the Pari-Passu Monthly Debt Service Payment (as defined below) and (ii) 12. This procedure was performed only for Pari-Passu Mortgage Assets.

•	The “Pari-Passu Monthly Debt Service Payment” is equal to the product of the (i) Monthly Debt Service Payment and (ii) the quotient of the (a) Pari-Passu Total Original Balance and (b) Original Balance.

With respect to Characteristic 80, assuming, at your request, no prepayments of principal, we recomputed the Subordinate Mortgage Debt Cut-Off Balance using the Subordinate Mortgage Debt First Payment Date, subordinate mortgage debt original IO period (as set forth on or derived from the Loan Agreement or the Subordinate Loan Document, as applicable), Subordinate Mortgage Debt Monthly Payment Amount (After IO Period), Subordinate Mortgage Debt Original Balance, subordinate mortgage debt interest accrual method (as set forth on or derived from the Loan Agreement or the Subordinate Loan Document, as applicable), Subordinate Mortgage Debt Interest Rate and the Cut-off Date. With respect to partial interest-only subordinate mortgage debt determined to be non-amortizing as of the Cut-off Date and full term interest-only subordinate mortgage debt (if any), the Subordinate Mortgage Debt Cut-Off Balance was set to equal the Subordinate Mortgage Debt Original Balance. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Subordinate Mortgage Debt Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 82, (i) for partial interest-only subordinate mortgage debt determined to be non-amortizing as of the Cut-off Date and full term interest-only subordinate mortgage debt (if any), we recomputed the Subordinate Mortgage Debt Monthly Payment Amount (Current) as one twelfth of the product of the (a) Subordinate Mortgage Debt Original Balance, (b) Subordinate Mortgage Debt Interest Rate and (c) for subordinate mortgage debt with a subordinate mortgage debt interest accrual method (as set forth on or derived from the Loan Agreement or the Subordinate Loan Document, as applicable) of Actual/360, a fraction equal to 365/360 and (ii) for all other subordinate mortgage debt, we compared the Subordinate Mortgage Debt Monthly Payment Amount (Current) to the corresponding information set forth on the Loan Agreement or the Subordinate Loan Document, as applicable. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 83, (i) for full term interest-only subordinate mortgage debt (if any), we recomputed the Subordinate Mortgage Debt Monthly Payment Amount as one twelfth of the product of the (a) Subordinate Mortgage Debt Original Balance, (b) Subordinate Mortgage Debt Interest Rate and (c) for subordinate mortgage debt with a subordinate mortgage debt interest accrual method (as set forth on or derived from the Loan Agreement or the Subordinate Loan Document, as applicable) of Actual/360, a fraction equal to 365/360 and (ii) for all other subordinate mortgage debt, we compared the Subordinate Mortgage Debt Monthly Payment Amount to the corresponding information set forth on the Loan Agreement or the Subordinate Loan Document, as applicable. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 87, we recomputed the Total Mortgage Debt Cut-off Date Balance as the sum of (i) the Cut-Off Balance or, in the case of a Pari-Passu Mortgage Asset, the Pari-Passu Total Cut-Off Balance and (ii) the Subordinate Mortgage Debt Cut-Off Balance. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Total Mortgage Debt Cut-off Date Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 88, we recomputed the Total Mortgage Debt Maturity Balance as the sum of (i) the Maturity Balance or, in the case of a Pari-Passu Mortgage Asset, the Pari-Passu Total Maturity Balance and (ii) the Subordinate Mortgage Debt Maturity Balance (as defined below). This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Total Mortgage Debt Maturity Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

•	The “Subordinate Mortgage Debt Maturity Balance” is equal to the calculated using the Subordinate Mortgage Debt First Payment Date, subordinate mortgage debt original IO period (as set forth on or derived from the Loan Agreement or the Subordinate Loan Document, as applicable), Subordinate Mortgage Debt Monthly Payment Amount, Subordinate Mortgage Debt Original Balance, subordinate mortgage debt interest accrual method (as set forth on or derived from the Loan Agreement or the Subordinate Loan Document, as applicable), Subordinate Mortgage Debt Interest Rate and the Subordinate Mortgage Debt Maturity Date. With respect to full term interest-only subordinate mortgage debt (if any), the Subordinate Mortgage Debt Maturity Balance was set to equal the Subordinate Mortgage Debt Original Balance.

With respect to Characteristic 93, assuming, at your request, no prepayments of principal, we recomputed the Existing Additional Debt Cut-Off Balance using the Existing Additional Debt First Payment Date, mezzanine or subordinate unsecured debt original IO period (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document), Existing Additional Debt Monthly Payment Amount, Existing Additional Debt Original Balance, mezzanine or subordinate unsecured debt interest accrual method (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document), Existing Additional Debt Interest Rate and the Cut-off Date. With respect to partial interest-only mezzanine or subordinate unsecured debt determined to be non-amortizing as of the Cut-off Date or full term interest-only mezzanine or subordinate unsecured debt (if any), the Existing Additional Debt Cut-Off Balance was set to equal the Existing Additional Debt Original Balance. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Existing Additional Debt Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Charachteristic 94, we recomputed the Existing Additional Debt Maturity Balance using the Existing Additional Debt First Payment Date, existing additional debt original IO period (as set forth on or derived from the Subordinate Unsecured Loan Document and/or Mezzanine Loan Document), Existing Additional Debt Monthly Payment Amount, Existing Additional Debt Original Balance, existing additional debt interest accrual method (as set forth on or derived from the Subordinate Unsecured Loan Document and/or Mezzanine Loan Document), Existing Additional Debt Interest Rate and the Existing Additional Debt Maturity Date. With respect to full term interest-only existing additional mortgage debt (if any), the Existing Additional Debt Maturity Balance was set to equal the Existing Additional Debt Original Balance. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Existing Additional Debt Maturity Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 96, (i) for partial interest-only mezzanine or subordinate unsecured debt determined to be non-amortizing as of the Cut-off Date or full term interest-only mezzanine or subordinate unsecured debt (if any), we recomputed the Existing Additional Debt Monthly Payment Amount (Current) as one twelfth of the product of the (a) Existing Additional Debt Original Balance, (b) Existing Additional Debt Interest Rate and (c) for mezzanine or subordinate unsecured debt with a mezzanine or subordinate unsecured debt interest accrual method (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document) of Actual/360, a fraction equal to 365/360 and (ii) for all other mezzanine or subordinate unsecured debt, we compared the Existing Additional Debt Monthly Payment Amount (Current) to the corresponding information set forth on the Mezzanine Loan Document or Subordinate Unsecured Loan Document. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 97, (i) for full term interest-only mezzanine or subordinate unsecured debt (if any), we recomputed the Existing Additional Debt Monthly Payment Amount as one twelfth of the product of the (a) Existing Additional Debt Original Balance, (b) Existing Additional Debt Interest Rate and (c) for mezzanine or subordinate unsecured debt with a mezzanine or subordinate unsecured debt interest accrual method (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document) of Actual/360, a fraction equal to 365/360 and (ii) for all other mezzanine or subordinate unsecured debt, we compared the Existing Additional Debt Monthly Payment Amount to the corresponding information set forth on the Mezzanine Loan Document or Subordinate Unsecured Loan Document. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 99, we recomputed the Total Debt Cut-off Date Balance as the sum of the (i) Cut-off Balance or, in the case of any Pari-Passu Mortgage Asset, Pari-Passu Total Cut-off Balance, (ii) Subordinate Mortgage Debt Cut-Off Balance, only for those Mortgage Assets with subordinate mortgage debt and (iii) Existing Additional Debt Cut-Off Balance. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Total Debt Cut-off Date Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 100, we recomputed the Total Debt Maturity Balance as the sum of (i) Maturity Balance or, in the case of any Pari-Passu Mortgage Asset, Pari-Passu Total Maturity Balance, (ii) Subordinate Mortgage Debt Maturity Balance only for those Mortgage Assets with subordinate mortgage debt and (iii) Existing Additional Debt Maturity Balance. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Total Debt Maturity Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 210, we recomputed the Major % of Sq. Ft. # 1 as the quotient of the (i) Major Tenant Sq. Ft. # 1 and (ii) Units/Rentable Square Ft. This procedure was only performed for those Mortgage Assets with Major Tenant Sq. Ft. #1 greater than 0.

With respect to Characteristic 214, we recomputed the Major % of Sq. Ft. # 2 as the quotient of the (i) Major Tenant Sq. Ft. # 2 and (ii) Units/Rentable Square Ft. This procedure was only performed for those Mortgage Assets with Major Tenant Sq. Ft. #2 greater than 0.

With respect to Characteristic 218, we recomputed the Major % of Sq. Ft. # 3 as the quotient of the (i) Major Tenant Sq. Ft. # 3 and (ii) Units/Rentable Square Ft. This procedure was only performed for those Mortgage Assets with Major Tenant Sq. Ft. #3 greater than 0.

With respect to Characteristic 222, we recomputed the Major % of Sq. Ft. # 4 as the quotient of the (i) Major Tenant Sq. Ft. # 4 and (ii) Units/Rentable Square Ft. This procedure was only performed for those Mortgage Assets with Major Tenant Sq. Ft. #4 greater than 0.

With respect to Characteristic 226, we recomputed the Major % of Sq. Ft. # 5 as the quotient of the (i) Major Tenant Sq. Ft. # 5 and (ii) Units/Rentable Square Ft. This procedure was only performed for those Mortgage Assets with Major Tenant Sq. Ft. #5 greater than 0.

With respect to Characteristic 265, we recomputed the LTV at Origination as the quotient of the (i) Original Balance or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Total Original Balance and (ii) Appraisal Value. With respect to the Mortgage Asset identified on the Data File as “Island Pass Shopping Center,” we were instructed by representatives of the related Mortgage Loan Sellers to reduce clause (i) of this procedure by the amount set forth in the Earnout/Holdback Description. With respect to those Mortgage Asset indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 266, we recomputed the LTV at Cut-off as the quotient of the (i) Cut-Off Balance or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Total Cut-off Balance and (ii) Appraisal Value. With respect to the Mortgage Asset identified on the Data File as “Island Pass Shopping Center,” we were instructed by representatives of the related Mortgage Loan Sellers to reduce clause (i) of this procedure by the amount set forth in the Earnout/Holdback Description. With respect to those Mortgage Asset indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 267, we recomputed the LTV at Maturity Date as the quotient of the (i) Maturity Balance or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Total Maturity Balance and (ii) Appraisal Value. With respect to the Mortgage Asset identified on the Data File as “Island Pass Shopping Center,” we were instructed by representatives of the related Mortgage Loan Sellers to reduce clause (i) of this procedure by the amount set forth in the Earnout/Holdback Description. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 268, we recomputed the UW NCF DSCR (Current) as the quotient of the (i) UW NCF and (ii) product of the (a) Monthly Debt Service Payment, or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, and (b) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, as applicable, is replaced with the Monthly IO Payment (as defined below). With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

•	The “Monthly IO Payment” is equal to one twelfth of the product of the (i) Cut-Off Balance or, in the case of any Pari-Passu Mortgage Asset, Pari-Passu Total Cut-off Balance, (ii) Interest Rate and (iii) a fraction equal to 365/360.

With respect to Characteristic 269, we recomputed the UW NCF DSCR (After IO Period) as the quotient of the (i) UW NCF and (ii) product of the (a) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, and (b) twelve. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 270, we recomputed the UW NOI DSCR (Current) as the quotient of the (i) UW NOI and (ii) product of the (a) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, and (b) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, as applicable, is replaced with the Monthly IO Payment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 271, we recomputed the UW NOI DSCR (After IO Period) as the quotient of the (i) UW NOI and (ii) product of the (a) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage

Asset, the Pari-Passu Monthly Debt Service Payment and (b) twelve. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 272, we recomputed the UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Cut-off Balance or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Total Cut-off Balance. With respect to the Mortgage Asset identified on the Data File as “Island Pass Shopping Center,” we were instructed by representatives of the related Mortgage Loan Sellers to reduce clause (ii) of this procedure by the amount set forth in the Earnout/Holdback Description. With respect to those Mortgage Asset indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 273, we recomputed the UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Cut-off Balance or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Total Cut-off Balance. With respect to the Mortgage Asset identified on the Data File as “Island Pass Shopping Center,” we were instructed by representatives of the related Mortgage Loan Sellers to reduce clause (ii) of this procedure by the amount set forth in the Earnout/Holdback Description. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 274, we recomputed the Total Mortgage Loan LTV at Cut-off as the quotient of the (i) Total Mortgage Debt Cut-off Date Balance and (ii) Appraisal Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 275, we recomputed the Total Mortgage Loan LTV at Maturity as the quotient of the (i) Total Mortgage Debt Maturity Balance and (ii) Appraisal Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 276, we recomputed the Total Mortgage Loan UW NCF DSCR (Current) as the quotient of the (i) UW NCF and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, and (y) Subordinate Mortgage Debt Monthly Payment Amount (Current) and (b) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, as applicable, is replaced with the Monthly IO Payment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 277, we recomputed the Total Mortgage Loan UW NCF DSCR (After IO Period) as the quotient of the (i) UW NCF and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in

the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, and (y) Subordinate Mortgage Debt Monthly Payment Amount and (b) twelve. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 278, we recomputed the Total Mortgage Loan UW NOI DSCR (Current) as the quotient of the (i) UW NOI and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, and (y) Subordinate Mortgage Debt Monthly Payment Amount (Current) and (b) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, as applicable, is replaced with the Monthly IO Payment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 279, we recomputed the Total Mortgage Loan UW NOI DSCR (After IO Period) as the quotient of the (i) UW NOI and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, and (y) Subordinate Mortgage Debt Monthly Payment Amount and (b) twelve. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 280, we recomputed the Total Mortgage Loan UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Total Mortgage Debt Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 281, we recomputed the Total Mortgage Loan UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Total Mortgage Debt Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 282, we recomputed the Total Debt LTV at Cut-off as the quotient of the (i) Total Debt Cut-off Date Balance and (ii) Appraisal Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 283, we recomputed the Total Debt LTV at Maturity as the quotient of the (i) Total Debt Maturity Balance and (ii) Appraisal Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 284, we recomputed the Total Debt UW NCF DSCR (Current) as the quotient of the (i) UW NCF and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any

Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, (y) Subordinate Mortgage Debt Monthly Payment Amount (Current), only for those Mortgage Assets with subordinate mortgage debt and (z) Existing Additional Debt Monthly Payment Amount (Current) and (b) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, as applicable, is replaced with the Monthly IO Payment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 285, we recomputed the Total Debt UW NCF DSCR (After IO Period) as the quotient of the (i) UW NCF and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, (y) Subordinate Mortgage Debt Monthly Payment Amount, only for those Mortgage Assets with subordinate mortgage debt and (z) Existing Additional Debt Monthly Payment Amount and (b) twelve. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 286, we recomputed the Total Debt UW NOI DSCR (Current) as the quotient of the (i) UW NOI and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, (y) Subordinate Mortgage Debt Monthly Payment Amount (Current), only for those Mortgage Assets with subordinate mortgage debt and (z) Existing Additional Debt Monthly Payment Amount (Current) and (b) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, as applicable, is replaced with the Monthly IO Payment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 287, we recomputed the Total Debt UW NOI DSCR (After IO Period) as the quotient of the (i) UW NOI and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, (y) Subordinate Mortgage Debt Monthly Payment Amount, only for those Mortgage Assets with subordinate mortgage debt and (z) Existing Additional Debt Monthly Payment Amount and (b) twelve. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 288, we recomputed the Total Debt UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Total Debt Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 289, we recomputed the Total Debt UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Total Debt Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 312, we recomputed the Periodic Principal and Interest Payment Securitization Amount as the sum of the (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount.

With respect to Characteristic 355, we recomputed the Most Recent Debt Service Amount as the product of the (i) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, Pari-Passu Monthly Debt Service Payment and (ii) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, is replaced with the Monthly IO Payment. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 356, we recomputed the Most Recent Debt Service Coverage Net Operating Income Percentage as the quotient of the (i) Most Recent Rolling 12 NOI and (ii) Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Assets with Most Recent Rolling 12 NOI greater than $0. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 357, we recomputed the Most Recent Debt Service Coverage Net Cash Flow Percentage as the quotient of the (i) Most Recent Rolling 12 NCF and (ii) Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Assets with Most Recent Rolling 12 NCF greater than $0. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 362, assuming, at your request, no prepayment of principal, we recomputed the Report Period Beginning Schedule Loan Balance Amount using the First Payment Date, Original IO Period (Months), Monthly Debt Service Payment, Original Balance, Interest Calculation (30/360 / Act/360), Interest Rate and the Due Date in April 2018. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of April 2018 and full term interest-only Mortgage Assets (if any), the Report Period Beginning Schedule Loan Balance Amount was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Report Period Beginning Schedule Loan Balance Amount differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 363, the Total Scheduled Principal Interest Due Amount was set to equal the Periodic Principal and Interest Payment Securitization Amount.

With respect to Characteristic 365, we recomputed the Scheduled Interest Amount as the product of the (i) Report Period Beginning Schedule Loan Balance Amount, (ii) Interest Rate, (iii) number of calendar days from and inclusive of the payment date in April 2018 to and exclusive of the payment date in May 2018 and (iv) a fraction equal to 1/360. This procedure was not performed for those Mortgage Assets with a Seasoning as of Cut-off Date (Months) equal to zero.

With respect to Characteristic 367, we recomputed the Scheduled Principal Amount by subtracting the (i) Scheduled Interest Amount from (ii) Monthly Debt Service Payment. This procedure was only performed for those Mortgage Assets determined to be amortizing as of the Cut-off Date.

With respect to Characteristic 370, the Report Period End Actual Balance Amount was set to equal the Cut-Off Balance.

With respect to Characteristic 371, the Report Period End Scheduled Loan Balance Amount was set to equal the Report Period End Actual Balance Amount.

Appendix B

Mortgage Asset	Missing Source Document	Characteristics Unable to be Verified
Premier Rochester Office Portfolio	Promissory Note Splitter	Original Balance